General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of General and administrative expenses

	Years ended October 31,
	2022	2021	2020
	$	$	$
Office, banking, travel, and overheads	1,929,385	1,158,975	269,496
Professional services	456,532	767,050	794,154
Salaries and benefits	3,466,319	2,057,225	1,132,771
Total	5,852,236	3,983,250	2,196,421